Debt - E.ON contingent obligation (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) payment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Unrealized gain (loss) on E.ON obligation	$ 353	$ 353	$ 1,411	$ 1,411	$ 1,412
Long-term Debt [Member] | Contingent obligation [Member]
Debt Instrument [Line Items]
Payment terms			72 monthly payments
Stated interest rate			10.94%
Long-term Debt [Member] | E.ON Contingent Obligation [Member]
Debt Instrument [Line Items]
Number of monthly payments | payment			72
Unrealized gain (loss) on E.ON obligation			$ 1,411	1,411
Other Liabilities [Member] | E.ON Contingent Obligation [Member]
Debt Instrument [Line Items]
E.ON contingent obligation – principal			(12,902)	(12,902)
E.ON contingent obligation – accrued interest			(8,113)	(6,702)
E.ON contingent obligation – derivative asset			21,015	19,604
E.ON Contingent Obligation			$ 0	$ 0